Right of Use Assets	12 Months Ended
Dec. 31, 2019
Schedule Of Information About Right Of Use Assets [Abstract]
Right of use Assets
17.	RIGHT-OF-USE ASSETS

	2019
	Buildings	Tele- communications equipment	Land use rights	Others	Total
Cost:
At December 31, 2018	—	—	—	—	—
Impact on initial application of IFRS 16 (Note)	14,110	35,631	13,504	643	63,888

At January 1, 2019	14,110	35,631	13,504	643	63,888
Additions	3,620	2,814	178	294	6,906
Disposals	—	(461)	—	—	(461)

End of year	17,730	37,984	13,682	937	70,333

Accumulated depreciation and impairment:
At December 31, 2018	—	—	—	—	—
Impact on initial application of IFRS 16 (Note)	(4,962)	(7,215)	(4,214)	(138)	(16,529)

At January 1, 2019	(4,962)	(7,215)	(4,214)	(138)	(16,529)
Charge for the year	(3,443)	(7,308)	(295)	(146)	(11,192)
Disposals	—	461	—	—	461

End of year	(8,405)	(14,062)	(4,509)	(284)	(27,260)

Net book value:
End of year	9,325	23,922	9,173	653	43,073

At January 1, 2019	9,148	28,416	9,290	505	47,359

The Group has initially applied IFRS 16 using the modified retrospective approach and adjusted the opening balances at January 1, 2019 to recognize right-of-use
assets relating to leases which were previously classified as operating leases under IAS 17.
On the date of transition to IFRS 16, assets previously under finance leases of net book value RMB343 million previously included in “Property, plant and equipment” and long-term prepayment for land use rights of net book value RMB9,290 million previously included in “Lease prepayments” were adjusted to
“Right-of-use
assets” recognized at January 1, 2019. See Note 2.2(d).
After initial recognition of
right-of-use
assets at January 1, 2019, the Group as a lessee is required to recognize the depreciation of right-of-use
assets, instead of the previous policy of recognizing rental expenses incurred under operating leases on a straight-line basis over the lease term. Under this approach, the comparative information is not restated. See Note 2.2(d).
Details of total cash outflow for leases and the maturity analysis of lease liabilities are set out in Notes 30(c) and 37, respectively.